Exhibit 99(i)

MONTHLY SERVICER CERTIFICATE

Pursuant to Section 3.01(b)(ii) of the Storm-Recovery Property Servicing Agreement, dated as of May 22nd, 2007 (the "Agreement"), between FLORIDA POWER & LIGHT COMPANY as Servicer (the "Servicer"), and FPL RECOVERY FUNDING LLC, the Servicer does hereby certify as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement.

For the Monthly Period Ending: December 2007

A:  Billings and Remittances:
a)	kWh Consumption during Month: 8,118,657,626 KWH
b)	Applicable Storm-Recovery Charges: $0.000616129
c)	Total Storm-Recovery Charges Amount Invoiced this Month: $5,002,141.21
d)	Cumulative Storm-Recovery Charges Amount Invoiced this Remittance Period: $44,704,142.87
e)	Total Storm-Recovery Charges Remitted this Month: $4,197,038.38
f)	Cumulative Storm-Recovery Charges Amount Remitted this Remittance Period: $41,885,132.54

B.  Balances in Subaccounts (at end of month):
a)	Collection Account Balance: $42,354,157.69
b)	Reserve Subaccount Balance: $0.00
c)	Capital Subaccount Balance: $3,350,777.73
d)	Defeasance Subaccount Balance: $0.00

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer Certificate this 9th day of January 2008.

FLORIDA POWER & LIGHT COMPANY,
as Servicer

By:	JERRY SOBEL

Name:	Jerry Sobel
Title:	Director Corporate Accounting.